Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

January 29, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Variable Trust (the “Registrant”)

     on behalf of Eaton Vance VT Floating-Rate Income Fund

Eaton Vance VT Large-Cap value Fund (the “Funds”)

Post-Effective Amendment No. 23 (1933 Act File No. 333-44010)

Amendment No. 26 (1940 Act File No. 811-4015) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment as well as Exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is being filed for the purpose of registering a new class of shares of each Fund.  The new class will be named the ADV Class.  ADV Class shares are substantially similar to each Fund’s existing class of shares but will not be subject to a Rule 12b-1 distribution plan.  The existing class of shares of each Fund will be re-named the “Initial Class”.

The Registrant incorporates by reference the Prospectus and Statement of Additional Information for the Funds dated May 1, 2013, as previously filed electronically with the Securities and Exchange Commission on April 25, 2013 (Accession No. 0000940394-13-000577)

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Registration Statement, please contact the undersigned at (617) 672-8522.

Very truly yours,

/s/  Timothy P. Walsh

Timothy P. Walsh

Vice President and Counsel

014_0668.doc